Earnings per Share - Summary of Calculation of Earnings (Loss) Per Share (Detail) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	3 Months Ended				12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Numerator:
Net income (loss) available to common stockholders	$ 45,615	$ 167,198	$ 9,928	$ (961,707)	$ (784,581)	$ 0	$ 0
Weighted average common and common equivalent shares outstanding:
Weighted average common shares outstanding	190,705				192,498
Basic EPS	$ 0.24	$ 0.87	$ 0.05	$ (5.00)	$ (4.08)	$ 0	$ 0
Diluted EPS	$ 0.24	$ 0.87	$ 0.05	$ (5.00)	$ (4.08)	$ 0	$ 0